Symetra Yacktman Focused Fund (Prospectus Summary) | Symetra Yacktman Focused Fund
Symetra Yacktman Focused Fund
Investment Objective
The Symetra Yacktman Focused Fund ("Focused Fund" or the "Fund") seeks long-term capital appreciation and, to a lesser extent, income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Focused Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Yacktman Focused Fund
Management Fees		1.00%
Other Expenses	[1]	1.47%
Total Annual Fund Operating Expenses		2.47%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.40%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		1.07%
[1]	"Other expenses" is an estimated amount for the current fiscal year.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.12% of the average daily net assets of the Focused Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2013, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the
Focused Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (taking into account the Expense
Cap and Fee Waiver only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Symetra Yacktman Focused Fund	109	636

Portfolio Turnover
The Focused Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is presented for the Fund because it had not commenced operations as of the date of this Prospectus.
Principal Investment Strategies of the Fund
Under normal market conditions, the Focused Fund pursues its investment objective by investing a majority of its assets in common stock of U.S. issuers.
Some, but not all, Fund holdings may pay dividends. The Sub-Adviser seeks to purchase "growth" oriented issuers at low prices relative to value. Through this approach, it attempts to combine the best features of "growth" and "value"
investing. The Fund is a non-diversified fund and generally will hold securities of fewer issuers than the typical equity mutual fund. Consistent with this, although the Fund invests in issuers of any size market capitalization, the
Sub-Adviser prefers larger companies to smaller ones.

The Focused Fund may invest up to 20% of its assets in equity securities of foreign issuers. This 20% limit does not apply to investments in the form of
American Depositary Receipts ("ADRs"). The Fund may also invest up to 20% of its assets in debt securities, including lower-rated securities (commonly referred to as junk bonds). The Fund does not seek to align itself with any benchmark, but rather is opportunistic in seeking attractively-priced securities that represent predictable, quality investments, while protecting capital. As a result, the Fund may experience periods when it is very selective about investments and hold more cash than other equity mutual funds. Consistent with this, the Fund may underperform its peers in strong equity markets and outperform them in weaker markets.

The Sub-Adviser generally looks for issuers with one or more of the following characteristics: (1) sound business prospects, (2) shareholder-oriented management, and (3) securities with a low purchase price. In the Sub-Adviser's view:

·   Companies with sound business prospects exhibit one or more of the following characteristics: (a) high market share in principal product/service lines,
    (b) high cash return on tangible assets, (c) relatively low capital requirements resulting in cash flow during growth periods, (d) long product cycles combined with short customer purchase cycles, and (e) unique franchise characteristics.

·   Companies with shareholder oriented management exhibit one or more of the following characteristics: (a) reinvest in the business yet generate excess cash, (b) make synergistic acquisitions, and (c) purchase their own stock when its price is low.

·   A company has an attractively low stock price if the price has either of the following characteristics: (a) the market capitalization is less than what the Sub-Adviser would pay for the entire company, or (b) the price is volatile and not correlated with changes in the company's fundamental performance.

The Focused Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Focused
Fund. The following additional risks could affect the value of your investment:

·   Credit Risk. The issuers of the bonds and other debt securities held by the
    Focused Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer by leading to greater volatility in the price of the security.

·   Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

·   Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the
    Focused Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund (this is known as Foreign
    Currency Risk). The Fund does not hedge foreign currency risk. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S.
    companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

·   Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Focused Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities;
    and greater price volatility and risk of loss of income and principal than are higher rated securities.

·   Management Risk. The Focused Fund is subject to management risk because it is an actively managed portfolio. The portfolio managers' management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

·   Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

·   New Fund Risk. The Focused Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

·   Non-Diversification Risk. The Focused Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

·   Smaller Capitalization Companies Risk. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments. The stocks of smaller capitalization companies tend to be less liquid and have less trading volume than stocks of larger capitalization companies and this could make it difficult to sell securities of smaller capitalization companies at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

·   Value Investing Risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the
    Focused Fund to at times underperform equity funds that use other investment strategies.
Performance
When the Focused Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the
Fund's website at www.symetra.com/funds or by calling the Fund toll-free at
1-800-SYMETRA (1-800-796-3872).